Other Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2018
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Other Financial Assets and Liabilities
7.	Other Financial Assets and Liabilities

Details of other financial assets and liabilities as at December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	December 31, 2017		December 31, 2018
Other financial assets
Financial assets at amortized cost[1,2]	￦	1,333,368	￦	484,271
Financial assets at fair value through profit or loss[1,2,3]		5,913		777,685
Financial assets at fair value through other comprehensive income[2]		—		326,157
Available-for-sale financial assets		380,953		—
Derivative used for hedging		7,389		29,843
Less: Non-current		(754,992)		(623,176)

Current	￦	972,631	￦	994,780

Other financial liabilities
Financial liabilities at amortized cost	￦	87,669	￦	99,330
Financial liabilities at fair value through profit or loss		5,051		7,758
Derivatives used for hedging		93,771		57,308
Less: Non-current		(149,267)		(163,454)

Current	￦	37,224	￦	942

1

As at December 31, 2018, the Group’s financial assets amounting to ￦60,978 million (2017: ￦59,660 million), which consist of checking account deposits, deposits for Win-win Growth Cooperative loans and payment guarantee, are subject to withdrawal restrictions.

2	In the prior year, a portion of the equity instruments was classified as available-for-sale financial assets and held-to-maturity financial assets
3	As at December 31, 2018, MMW(Money Market Wrap) and MMT(Money Market Trust) amounting to ￦610,862 million is included in other financial assets.

Details of financial assets at fair value through profit or loss as at December 31, 2018 are as follows:

(In millions of Korean won)	December 31, 2018
Equity Instruments (Listed)		121
Equity Instruments (Unlisted)		62,911
Debt securities		714,653

Total		777,685
Less: non-current		(269,148)

Current	￦	508,537

The maximum exposure of debt instruments of financial assets recognized at fair value through profit or loss to credit risk is carrying amount as at December 31, 2018.

Investment in Korea Software Financial Cooperative amounting to ￦1,136 million is provided as collateral.

￦94,531 million of available-for-sales was classified as financial assets at fair value through profit or loss in the prior year.

Details of financial asset at fair value through other comprehensive income as at December 31, 2018 are as follows:

(In millions of Korean won)	December 31, 2018
Equity Instruments (Listed)	￦	8,861
Equity Instruments (Unlisted)		310,387
Debt securities		6,909

Total		326,157
Less: non-current		(326,157)

Current	￦	—

￦257,819 million of available-for-sales was classified as financial assets at fair value through other comprehensive income in the prior year.

Upon disposal of these equity investments, any balance within the accumulated other comprehensive income for these equity investments is not classified to profit or loss, but to retained earnings. Upon disposal of debt investments, remaining balance of the accumulated other comprehensive income of debt instruments is reclassified to profit or loss

Derivatives used for hedge as at December 31, 2017 and 2018, are as follows:

	December 31, 2017				December 31, 2018
(In millions of Korean won)	Assets		Liabilities		Assets		Liabilities
Interest rate swap[1]	￦	—	￦	2,633	￦	—	￦	599
Currency swap[2]		7,389		81,300		29,843		54,074
Currency forwards[3]		—		9,838		—		2,635

Total		7,389		93,771		29,843		57,308
Less: non-current		(4,675)		(56,547)		(4,732)		(56,366)

Current	￦	2,714	￦	37,224	￦	25,111	￦	942

1	The interest rate swap contract is to hedge the risk of variability in future fair value of the bond.
2

The currency swap contract is to hedge the risk of variability in cash flow from the bond. In applying the cash flow hedge accounting, the Group hedges its exposures to cash flow fluctuation until September 7, 2034.

3	The currency forward contract is to hedge the risk of variability in cash flow from transactions in foreign currencies due to changes in foreign exchange rate.

The full value of a hedging derivative is classified as a non-current asset or liability if the remaining maturity of the hedged item is more than 12 months and, as a current asset or liability, if the maturity of the hedged item is less than 12 months.

The valuation gains and losses on the derivatives contracts for the years ended December 31, 2016, 2017 and 2018, are as follows:

(In millions of Korean won)	2016						2017						2018
Type of Transaction	Valuation gain		Valuation loss		Other comprehensive income[1]		Valuation gain		Valuation loss		Other comprehensive income[1]		Valuation gain		Valuation loss		Other comprehensive income[1]
Interest rate swap	￦	—	￦	148	￦	(142)	￦	38	￦	—	￦	637	￦	192	￦	—	￦	(488)
Currency swap		97,158		(10)		85,479		19		187,468		(146,752)		58,912		2,045		22,139
Currency forwards		12,278		—		146		—		22,114		(393)		7,201		—		—

Total	￦	109,436	￦	138	￦	85,483	￦	57	￦	209,582	￦	(146,508)	￦	66,305	￦	2,045	￦	21,651

1	The amounts before adjustments of deferred income tax directly reflected in equity and allocation to the non-controlling interest.

The ineffective portion recognized in profit or loss on the cash flow hedge is valuation gain of ￦263 million for the current period (2016: valuation gain of ￦1,637 million, 2017: valuation loss of ￦1,961 million).

Details of financial liabilities at fair value through profit or loss as at December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	December 31, 2017		December 31, 2018
Financial liabilities at fair value through profit or loss
Derivative liabilities held for trading	￦	5,051	￦	7,758

The valuation gain and loss on financial liabilities at fair value through profit or loss for the years ended December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	2017				2018
	Valuation gain		Valuation loss		Valuation gain		Valuation loss
Derivative liabilities held for trading	￦	—	￦	3,078	￦	—	￦	2,707